Time Deposits With Banks - Summary Of Time Deposits With Banks (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Time deposits with banks [abstract]
Time deposits with maturity less than one year	¥ 3,108,919	¥ 7,386,607
Time deposits with maturity more than one year	3,389,559	5,581,435
Time deposits with banks	¥ 6,498,478	¥ 12,968,042